UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2026

Value ETF (TVAL)

Principal Listing Exchange: NYSE Arca, Inc.

This semi-annual shareholder report contains important information about Value ETF (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Value ETF	$18	0.33%

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$943,856
  Number of Portfolio Holdings160
  Portfolio Turnover Rate9.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	19.0%
Information Technology	18.1
Industrials & Business Services	12.7
Health Care	12.2
Consumer Discretionary	8.6
Energy	6.4
Consumer Staples	6.4
Utilities	4.8
Communication Services	4.7
Other	7.1

Top Ten Holdings (as a % of Net Assets)

Table Summary
Amazon.com	5.0%
Apple	3.0
Microsoft	2.3
Alphabet	2.1
Intel	1.9
Bank of America	1.9
Exxon Mobil	1.8
Procter & Gamble	1.7
Johnson & Johnson	1.7
Chubb	1.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Value ETF (TVAL)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Principal Listing Exchange: NYSE Arca, Inc.

202506-4610402

ETF1074-053 08/26

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
June 30, 2026

T. ROWE PRICE
TVAL	Value ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE VALUE ETF

Unaudited
 FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	6 Months Ended	Year Ended		6/14/23(1) Through
	6/30/26	12/31/25	12/31/24	12/31/23
NET ASSET VALUE
Beginning of period	$ 35.22	$ 30.79	$ 27.22	$ 25.00
Investment activities
Net investment income(2)(3)	0.27	0.55	0.54	0.34
Net realized and unrealized gain/loss	6.18	4.29	3.39	2.05
Total from investment activities	6.45	4.84	3.93	2.39
Distributions
Net investment income	-	(0.41)	(0.36)	(0.17)
NET ASSET VALUE
End of period	$ 41.67	$ 35.22	$ 30.79	$ 27.22
Ratios/Supplemental Data
Total return, based on NAV(3)(4)	18.31%	15.70%	14.42%	9.59%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.33%(5)	0.33%	0.33%	0.33%(5)
Net expenses after waivers/payments by Price Associates	0.33%(5)	0.33%	0.33%	0.33%(5)
Net investment income	1.41%(5)	1.67%	1.79%	2.43%(5)
Portfolio turnover rate(6)	9.9%	37.1%	22.2%	8.8%
Net assets, end of period (in thousands)	$ 943,856	$ 524,729	$ 107,775	$ 57,159

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.

(5)	Annualized
(6)	Portfolio turnover excludes securities received or delivered through in-kind share transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE VALUE ETF

June 30, 2026 Unaudited

PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.7%
COMMUNICATION SERVICES 4.7%
Diversified Telecommunication Services 0.5%
AT&T	122,772	2,541
Verizon Communications	56,343	2,386
		4,927
Entertainment 0.9%
Netflix (1)	16,994	1,213
TKO Group Holdings	14,431	2,905
Walt Disney	46,875	4,512
		8,630
Interactive Media & Services 2.7%
Alphabet, Class C	56,556	19,983
Meta Platforms, Class A	9,958	5,609
		25,592
Wireless Telecommunication Services 0.6%
T-Mobile US	31,943	5,358
		5,358
Total Communication Services		44,507
CONSUMER DISCRETIONARY 8.6%
Broadline Retail 5.1%
Amazon.com (1)	199,335	47,510
		47,510
Hotels, Restaurants & Leisure 1.7%
Hilton Worldwide Holdings	8,144	2,691
Las Vegas Sands	46,526	2,149
Marriott International, Class A	10,003	3,707

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
McDonald's	16,613	4,491
Viking Holdings (1)	29,241	3,061
		16,099
Specialty Retail 1.8%
Home Depot	26,297	9,275
Ross Stores	9,448	2,011
TJX	25,864	3,918
Ulta Beauty (1)	4,604	2,076
		17,280
Total Consumer Discretionary		80,889
CONSUMER STAPLES 6.4%
Beverages 0.6%
Coca-Cola	72,636	5,903
		5,903
Consumer Staples Distribution & Retail 1.4%
U.S. Foods Holding (1)	26,579	2,718
Walmart	92,261	10,449
		13,167
Household Products 3.1%
Colgate-Palmolive	141,270	12,952
Procter & Gamble	112,186	16,451
		29,403
Tobacco 1.3%
Philip Morris International	67,961	12,295
		12,295
Total Consumer Staples		60,768
ENERGY 6.4%
Energy Equipment & Services 0.8%
SLB	105,424	4,901

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
TechnipFMC	39,324	2,607
		7,508
Oil, Gas & Consumable Fuels 5.6%
Cheniere Energy	6,783	1,621
Chevron	32,329	5,359
ConocoPhillips	137,455	14,290
Diamondback Energy	13,438	2,362
EOG Resources	39,268	5,094
Expand Energy	25,190	2,297
Exxon Mobil	122,020	16,683
TotalEnergies (2)	71,510	5,561
		53,267
Total Energy		60,775
FINANCIALS 19.0%
Banks 7.9%
Bank of America	312,684	17,817
Citigroup	91,384	12,790
East West Bancorp	24,052	3,105
Huntington Bancshares	295,385	5,237
JPMorgan Chase	44,872	14,688
U.S. Bancorp	192,856	11,648
Wells Fargo	108,713	8,984
		74,269
Capital Markets 4.4%
Bank of New York Mellon	19,852	2,871
Blackrock	4,056	3,900
Cboe Global Markets	6,435	1,562
Charles Schwab	154,010	14,210
CME Group	14,445	3,190
KKR	19,168	1,759
Morgan Stanley	43,134	9,017

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
Robinhood Markets, Class A (1)	19,094	1,915
S&P Global	8,202	3,340
		41,764
Consumer Finance 0.6%
American Express	9,032	3,055
Capital One Financial	13,839	2,776
		5,831
Financial Services 1.0%
Apollo Global Management	10,144	1,200
Equitable Holdings	84,236	3,696
Visa, Class A	14,219	4,879
		9,775
Insurance 5.1%
Allstate	42,550	10,124
American International Group	32,785	2,444
Chubb	46,071	15,698
Hartford Insurance Group	22,864	3,030
Marsh & McLennan	13,328	2,221
MetLife	105,189	8,900
Progressive	12,179	2,661
Travelers	8,342	2,754
		47,832
Total Financials		179,471
HEALTH CARE 12.2%
Biotechnology 1.2%
AbbVie	8,541	2,149
Gilead Sciences	53,139	6,714
Vertex Pharmaceuticals (1)	4,524	2,247
		11,110

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
Health Care Equipment & Supplies 0.8%
Abbott Laboratories	16,908	1,534
Stryker	19,003	5,983
		7,517
Health Care Providers & Services 4.8%
Cencora	8,226	2,328
CVS Health	99,744	10,319
Elevance Health	26,306	10,173
HCA Healthcare	7,578	2,955
McKesson	3,072	2,321
Quest Diagnostics	12,034	2,551
Tenet Healthcare (1)	10,787	2,018
UnitedHealth Group	31,019	12,892
		45,557
Life Sciences Tools & Services 0.9%
Danaher	10,705	2,039
Thermo Fisher Scientific	12,007	6,020
		8,059
Pharmaceuticals 4.5%
AstraZeneca	31,380	5,950
Bristol-Myers Squibb	65,644	3,783
Eli Lilly	1,426	1,710
Johnson & Johnson	62,354	15,836
Merck	74,039	9,514
Viatris	380,336	6,040
		42,833
Total Health Care		115,076
INDUSTRIALS & BUSINESS SERVICES 12.7%
Aerospace & Defense 4.0%
Boeing (1)	48,486	10,496

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
General Electric	25,539	9,545
Howmet Aerospace	14,424	3,878
L3Harris Technologies	28,250	8,209
Northrop Grumman	5,061	2,577
TransDigm Group	1,853	2,468
		37,173
Electrical Equipment 2.1%
AMETEK	12,047	2,915
Eaton	10,727	4,571
GE Vernova	3,176	3,731
Hubbell	4,575	2,394
Rockwell Automation	12,602	6,239
		19,850
Ground Transportation 1.6%
CSX	321,671	15,289
		15,289
Industrial Conglomerates 0.5%
Siemens, ADR	30,524	4,912
		4,912
Machinery 3.9%
AGCO	34,861	4,173
Cummins	3,943	2,812
Deere	9,866	6,258
Fortive	112,276	6,859
Middleby (1)	31,289	5,382
Parker-Hannifin	5,361	5,244
Stanley Black & Decker	46,623	4,388
Westinghouse Air Brake Technologies	7,272	1,961
		37,077

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
Trading Companies & Distributors 0.6%
Ferguson Enterprises	10,673	2,533
WW Grainger	1,935	2,632
		5,165
Total Industrials & Business Services		119,466
INFORMATION TECHNOLOGY 18.1%
Communications Equipment 1.8%
Cisco Systems	124,080	14,575
Motorola Solutions	5,445	2,261
		16,836
Electronic Equipment, Instruments & Components 3.1%
Amphenol, Class A	13,562	2,391
Coherent (1)	6,186	2,440
Corning	21,506	5,493
Keysight Technologies (1)	19,983	6,996
TD SYNNEX	9,333	2,495
TE Connectivity	23,425	4,723
Teledyne Technologies (1)	7,511	5,009
		29,547
IT Services 0.3%
International Business Machines	9,719	2,733
		2,733
Semiconductors & Semiconductor Equipment 7.1%
Advanced Micro Devices (1)	18,416	10,698
Analog Devices	14,004	5,562
Applied Materials	15,176	10,972
Intel (1)	128,645	17,963
QUALCOMM	39,814	7,357
Skyworks Solutions	49,509	3,357
Taiwan Semiconductor Manufacturing, ADR	7,749	3,700

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
Texas Instruments	23,216	6,920
		66,529
Software 2.6%
Microsoft	57,685	21,518
Salesforce.com	20,931	3,279
		24,797
Technology Hardware, Storage & Peripherals 3.2%
Apple	96,576	27,945
Dell Technologies, Class C	4,369	1,885
		29,830
Total Information Technology		170,272
MATERIALS 4.2%
Chemicals 2.7%
CF Industries Holdings	49,374	5,345
Corteva	21,363	1,809
Ecolab	8,514	2,372
Linde	27,031	14,028
RPM International	19,124	2,126
		25,680
Containers & Packaging 0.7%
International Paper	108,884	4,148
Packaging of America	7,641	1,821
		5,969
Metals & Mining 0.8%
Freeport-McMoRan	59,095	3,717
Kinross Gold	49,173	1,161
Steel Dynamics	11,955	2,743
		7,621
Total Materials		39,270

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
REAL ESTATE 2.6%
Health Care REITs 0.2%
Ventas, REIT	19,390	1,722
		1,722
Industrial REITs 0.5%
Prologis, REIT	20,260	2,745
Rexford Industrial Realty, REIT	71,741	2,403
		5,148
Real Estate Management & Development 0.2%
CBRE Group, Class A (1)	12,223	1,646
		1,646
Residential REITs 0.9%
AvalonBay Communities, REIT	40,673	7,675
Equity LifeStyle Properties, REIT	18,503	1,192
		8,867
Specialized REITs 0.8%
Equinix, REIT	2,812	2,931
Public Storage, REIT	5,961	1,898
Weyerhaeuser, REIT	110,814	2,653
		7,482
Total Real Estate		24,865
UTILITIES 4.8%
Electric Utilities 3.0%
Alliant Energy	31,267	2,385
Constellation Energy	7,152	1,776
Entergy	42,071	4,832
NextEra Energy	46,143	4,050
Southern	129,406	12,386

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
Xcel Energy	36,426	2,925
		28,354
Gas Utilities 0.2%
Atmos Energy	10,688	1,841
		1,841
Multi-Utilities 1.6%
Ameren	71,692	8,104
DTE Energy	11,037	1,682
Sempra	61,405	5,693
		15,479
Total Utilities		45,674
Total Common Stocks (Cost $848,594)		941,033
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, 3.58% (3)	2,046,134	2,046
Total Short-Term Investments (Cost $2,046)		2,046

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.1%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.1%
Money Market Funds 0.1%
T. Rowe Price Treasury Reserve Fund, 3.66% (3)(4)	968,435	968
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		968
Total Securities Lending Collateral (Cost $968)		968
Total Investments in Securities 100.0% of Net Assets (Cost $851,608)		$944,047

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	See Note 3. All or a portion of this security is on loan at June 30, 2026.
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE VALUE ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Treasury Reserve Fund	$—	$—	$— ++
Totals	$— #	$—	$— +

Supplementary Investment Schedule
Affiliate	Value 12/31/25	Purchase Cost	Sales Cost	Value 6/30/26
T. Rowe Price Treasury Reserve Fund	$2,833	¤	¤	$968
	Total			$968^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $968.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE VALUE ETF

June 30, 2026 Unaudited
 STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)

Assets
Investments in securities, at value (cost $851,608)	$944,047
Dividends receivable	767
Cash	224
Other assets	2
Total assets	945,040
Liabilities
Obligation to return securities lending collateral	968
Investment management and administrative fees payable	216
Total liabilities	1,184
NET ASSETS	$943,856
Net Assets Consists of:
Total distributable earnings (loss)	$146,289
Paid-in capital applicable to 22,650,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	797,567
NET ASSETS	$943,856
NET ASSET VALUE PER SHARE	$41.67
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE VALUE ETF

Unaudited
 STATEMENT OF OPERATIONS

($000s)

6 Months Ended
6/30/26
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $44)	$5,663
Securities lending	7
Total income	5,670
Investment management and administrative expense	1,073
Net investment income	4,597
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	(2,893)
In-kind redemptions	65,699
Net realized gain	62,806
Change in net unrealized gain / loss on securities	43,348
Net realized and unrealized gain / loss	106,154
INCREASE IN NET ASSETS FROM OPERATIONS	$110,751
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE VALUE ETF

Unaudited
 STATEMENT OF CHANGES IN NET ASSETS

($000s)

	6 Months Ended	Year Ended
	6/30/26	12/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income	$4,597	$6,663
Net realized gain	62,806	19,645
Change in net unrealized gain / loss	43,348	37,606
Increase in net assets from operations	110,751	63,914
Distributions to shareholders
Net earnings	—	(6,234)
Capital share transactions*
Shares sold	434,248	501,812
Shares redeemed	(125,872)	(142,538)
Increase in net assets from capital share transactions	308,376	359,274
Net Assets
Increase during period	419,127	416,954
Beginning of period	524,729	107,775
End of period	$943,856	$524,729
*Share information (000s)
Shares sold	10,850	15,650
Shares redeemed	(3,100)	(4,250)
Increase in shares outstanding	7,750	11,400
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE VALUE ETF

Unaudited
 NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Value ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital growth.
NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.

T. ROWE PRICE VALUE ETF

Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 50,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 – VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents.

T. ROWE PRICE VALUE ETF

The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

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Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On June 30, 2026, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
NOTE 3 – OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

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Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2026, the value of loaned securities was $5,005,000; the aggregate value of collateral was $5,100,000 and consisted of cash collateral and related investments of $968,000 and U.S. government securities of $4,132,000.
Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term securities aggregated $174,222,000 and $66,419,000, respectively, for the six months ended June 30, 2026. Portfolio securities received and delivered through in-kind transactions aggregated $327,959,000 and $123,770,000, respectively, for the six months ended June 30, 2026.
NOTE 4 – FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are

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adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2025, the fund had $13,566,000 of available capital loss carryforwards.
At June 30, 2026, the cost of investments (including derivatives, if any) for federal income tax purposes was $851,689,000. Net unrealized gain aggregated $92,358,000 at period-end, of which $111,385,000 related to appreciated investments and $19,027,000 related to depreciated investments.
NOTE 5 – FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 – RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.33% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee

T. ROWE PRICE VALUE ETF

covers investment management services and ordinary, recurring operating expenses but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
Cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund (the Price Reserve Fund), a money market fund offered as a short-term investment option to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and is not available for direct purchase by members of the public. The Price Reserve Fund does not pay investment management fees.
As of June 30, 2026, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 512,202 shares of the fund, representing 2% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 – SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement

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of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 – OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

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APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, The Board reviewed information

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APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31, 2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the fund’s returns for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays the Adviser an all-inclusive fee, which is based on the fund’s average daily net assets. The all-inclusive fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest and borrowing expenses, taxes, brokerage commissions and other transaction costs, fund proxy

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APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
expenses, and any nonrecurring extraordinary expenses that may arise. The Adviser has generally implemented an all-inclusive fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the fund’s investors and such a fee structure is typically used by other ETFs offered by competitors. The all-inclusive fee rate is determined based upon an evaluation of the particular strategy and a competitive analysis of the actively managed ETF industry. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee rate for many T. Rowe Price mutual funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund). Although the fund does not have a group fee rate component to its all-inclusive fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In addition, the Board noted that the fund potentially shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the all-inclusive fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in exchange-traded fund fees. The Board reviewed and considered information regarding the fund’s actual total expense ratio, noting that the fund pays an all-inclusive fee. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) actual management fees and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group); and (ii) actual management fees and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s actual management fee rate and total expenses (each of which generally reflect the fund’s all-inclusive fee rate) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable actively managed exchange-traded funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses.

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APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
Broadridge compared the fund with peer groups consisting of actively managed multi-cap value ETFs. In comparison to other actively managed multi-cap value ETFs, the information provided to the Board indicated that the actual management fee rate ranked in the second quintile (Expense Group) and third quintile (Expense Universe), and the total expenses ranked in the second quintile (Expense Group) and third quintile (Expense Universe). At the request of the Adviser, Broadridge also compared the fund with peer groups consisting of actively managed large-cap value ETFs. In comparison to other actively managed large-cap value ETFs, the information provided to the Board indicated that the actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract

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APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

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1307 Point Street
Baltimore, Maryland 21231
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF1074-051 08/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2026